Income Taxes (Deferred Tax Assets And (Liabilities) Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current deferred income tax benefits	$ 80,674	$ 83,380
Noncurrent deferred income taxes	(222,064)	(228,698)
Net deferred income taxes	$ (141,390)	$ (145,318)